Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

Note 6.Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

The following provides further details on the consolidated balance sheet accounts of accounts receivable, net and contract liabilities. See Note 1 for further information on our policies related to these consolidated balance sheet accounts, as well as, our revenue recognition policies.

Accounts Receivable, Net of Allowance

Accounts receivable, net classified as current, consisted of the following (in thousands):

	December 31,
	2021	2020
Trade accounts receivable	$74,601	$44,419
Contract assets	132,858	134,311
	207,459	178,730
Less: allowance for doubtful accounts	(5,614)	(3,933)
Accounts receivable, net	$201,845	$174,797

Contract Assets and Liabilities

Net contract assets consisted of the following (in thousands):

	December 31,
	2021	2020
Contract assets	$132,858	$134,311
Contract liabilities	(14,773)	(14,945)
Contract assets, net	$118,085	$119,366

The amount of revenue recognized in the years ended December 31, 2021 and 2020 that was previously included in contact liabilities at the beginning of the period was $13,747 thousand and $17,434 thousand, respectively.

Customer Credit Concentration

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets were as follows (in thousands):

	December 31,
	2021		2020
	Amounts	% of Total	Amounts	% of Total
AT&T	$56,280	27.1%	$81,796	45.8%
T-Mobile	35,756	17.2%	*	*
Verizon	50,218	24.2%	65,346	36.6%
Total	$142,254	68.5%	$147,142	82.4%
*	Accounts receivable and contract assets from T-Mobile did not exceed 10% of total combined accounts receivable and contract assets for the year ended December 31, 2020.